Note 18 - Loss Per Share	12 Months Ended
Jun. 30, 2026
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]

18. LOSS PER SHARE

	Years Ended June 30,
	2026	2025	2024

Basic and diluted loss per share (cents per share) (adjusted)	(11.12)	(9.50)	(26.20)

Weighted average number of ordinary shares on issue used in the calculation of basic and diluted loss per share (adjusted) (1)	210,494,323	127,938,483	72,977,512

The options and warrants in place do not have the effect of diluting the loss per share. Therefore, they have been excluded from the calculation of diluted loss per share. Please refer to Note 11 and Note 16 for options and warrants on issue which were assessed to be antidilutive.

(1) On May 29, 2026, the company held an extraordinary general meeting to effect a consolidation of issued capital of 50 ordinary shares into one ordinary share, and 50 options into one option. Each 50 pre-split shares or options outstanding automatically combined and converted to one issued and outstanding ordinary share or option without any action on the part of the shareholders. No fractional shares or options were issued in connection with the Consolidation. All fractional shares or options were rounded up to the whole number of shares or options. As a result of this, the ratio of the company's ADRs was adjusted from 600 shares per ADR to 12 shares per ADR at the same time. Periods presented have been adjusted, on a retroactive basis, to reflect the Consolidation.